Consolidated Statement of Income (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	12,134	10,575	9,920
Operating expenses
Labor and fringe benefits	2,319	2,182	1,952
Purchased services and material	1,598	1,351	1,248
Fuel	1,846	1,619	1,524
Depreciation and amortization	1,050	980	924
Equipment rents	329	275	249
Casualty and other	368	295	338
Total operating expenses	7,510	6,702	6,235
Operating income	4,624	3,873	3,685
Interest expense	(371)	(357)	(342)
Other income	107	73	315
Income before income taxes	4,360	3,589	3,658
Income tax expense	(1,193)	(977)	(978)
Net income	3,167	2,612	2,680
Earnings per share abstract
Basic (in dollars per share)	3.86	3.10	3.08
Diluted (in dollars per share)	3.85	3.09	3.06
Weighted-average number of shares
Basic (in shares)	819.9	843.1	871.1
Diluted (in shares)	823.5	846.1	875.4